Property, Plant and Equipment (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about property, plant and equipment

Exploration and Evaluation Assets
($ millions)	2018	2017
Beginning of year	838	1,066
Additions	287	224
Disposals	(23)	—
Transfers to oil and gas properties (note 9)	(79)	(377)
Expensed exploration expenditures previously capitalized	(29)	(6)
Exchange adjustments	3	(69)
End of year	997	838

Property, Plant and Equipment	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
Cost
December 31, 2016	44,801	137	2,367	8,645	2,755	58,705
Additions(1)	1,371	11	230	561	140	2,313
Acquisitions	29	—	—	577	—	606
Transfers from exploration and evaluation (note 8)	377	—	—	—	—	377
Intersegment transfers	48	(61)	—	—	13	—
Changes in asset retirement obligations (note 16)	150	—	2	13	23	188
Disposals and derecognition	(4,702)	—	—	(39)	—	(4,741)
Exchange adjustments	(259)	(1)	—	(566)	(1)	(827)
December 31, 2017	41,815	86	2,599	9,191	2,930	56,621
Additions	2,465	12	62	744	151	3,434
Acquisitions	64	—	—	3	—	67
Transfers from exploration and evaluation (note 8)	79	—	—	—	—	79
Intersegment transfers	—	—	—	(5)	5	—
Changes in asset retirement obligations (note 16)	43	2	(2)	(5)	7	45
Disposals and derecognition	(632)	—	—	(10)	(1)	(643)
Exchange adjustments	362	1	—	773	3	1,139
December 31, 2018	44,196	101	2,659	10,691	3,095	60,742

Accumulated depletion, depreciation, amortization and impairment
December 31, 2016	(27,986)	(96)	(1,363)	(2,975)	(1,692)	(34,112)
Depletion, depreciation, amortization and impairment	(2,238)	(2)	(99)	(406)	(137)	(2,882)
Intersegment transfers	(37)	50	—	—	(13)	—
Disposals and derecognition	4,124	—	—	16	—	4,140
Exchange adjustments	121	1	—	189	—	311
December 31, 2017	(26,016)	(47)	(1,462)	(3,176)	(1,842)	(32,543)
Depletion, depreciation, amortization and impairment	(1,811)	(2)	(123)	(503)	(152)	(2,591)
Disposals and derecognition	586	—	—	10	—	596
Exchange adjustments	(138)	(1)	—	(264)	(1)	(404)
December 31, 2018	(27,379)	(50)	(1,585)	(3,933)	(1,995)	(34,942)

Net book value
December 31, 2017	15,799	39	1,137	6,015	1,088	24,078
December 31, 2018	16,817	51	1,074	6,758	1,100	25,800
(1)    Additions include assets under finance lease.

Disclosure of assets under finance lease
The net book values of assets held under finance lease within property, plant and equipment are as follows:

Assets Under Finance Lease		Oil and Gas Properties
($ millions)	Refining		Total
December 31, 2017	152	335	487
December 31, 2018	141	323	464

Disclosure of purchase price allocation

Purchase Price Allocation
($ millions)	USD	CAD
Working capital	85	108
Property, plant and equipment	454	577
Asset retirement obligation	(7)	(9)
Other long-term liabilities	(5)	(6)
Net assets acquired	527	670